OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2021
Other operating income (expenses), net [Abstract]
OTHER OPERATING INCOME (EXPENSES), NET	OTHER OPERATING INCOME (EXPENSES), NET

	Year ended December 31,
	2021	2020	2019

Results of sundry assets	8,558	1,363	258
Provision for legal claims and other matters (Note 18 and 24 (ii))	—	—	1,997
Recovery of provision related to the ICMS action of unconstitutionality (Note 24 (i) (g)) (1)	—	380,075	—
Other operating income (2)	40,587	20,093	19,408

Other operating income	49,145	401,531	21,663

Reversal of the asset in connection with the ICMS provision (Note 24 (i) (g)) (1)	—	(194,065)	—
Provision for legal claims and other matters (Note 18 and 24 (ii))	(11,761)	(623)	—
Reversal of the asset in connection with the slab commitment agreement (Note 3 (e) (6))	(11,798)	—	—

Other operating expense	(23,559)	(194,688)	—

Other operating income (expenses), net	25,586	206,843	21,663

(1)For the year ended December 31, 2020, it includes the gain generated by the recovery of the provision for contingencies related to the ICMS action of unconstitutionality ($380,075), partially compensated by the reversal of the related credit ($194,065). For more information about this case, see note 24 (i) (g)).
(2) For the year ended December 31, 2021, it includes the recovery of certain tax credits in Brazil of $27,200.